Average Annual Total Returns - Invesco Global Low Volatility Equity Yield Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years		Class R6 10 Years		MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes) 10 Years	Custom Invesco Global Low Volatility Equity Yield Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes) 1 Year		Custom Invesco Global Low Volatility Equity Yield Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes) 5 Years		Custom Invesco Global Low Volatility Equity Yield Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes) 10 Years		Lipper Global Equity Income Funds Index 1 Year	Lipper Global Equity Income Funds Index 5 Years	Lipper Global Equity Income Funds Index 10 Years
Total	Sep. 15, 1997	(10.46%)	2.42%	4.03%	(10.84%)	1.93%	3.45%	(5.98%)	1.94%	3.18%	Jan. 02, 1998	(6.75%)	2.82%	4.00%	Oct. 31, 2005	(5.48%)	3.31%	4.37%	Oct. 03, 2008	(4.96%)	3.84%	4.88%	Apr. 30, 2004	(4.81%)	3.98%	5.09%	Apr. 04, 2017	(4.88%)	3.88%	[1]	4.77%	[1]	15.90%	12.19%	9.87%	14.27%	[2]	12.08%	[2]	9.81%	[2]	2.84%	7.61%	6.60%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	The Custom Invesco Global Low Volatility Equity Yield Index is composed of the performance of the MSCI World Index through February 23, 2017 and the performance of the MSCI World 100% Hedged to USD Index thereafter.